Additional Information Required by the Argentine Central Bank - Summary of Financial Trust Contracts (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 ARS ($)
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 26,906,239
GAS I
Disclosure of trust activities [line items]
Date of Contract	Dec. 06, 2006
Trust	GAS I
Maturity Date	Dec. 31, 2026
GAS II
Disclosure of trust activities [line items]
Date of Contract	May 14, 2009
Trust	GAS II
Maturity Date	Dec. 31, 2026
MILA III
Disclosure of trust activities [line items]
Date of Contract	Jun. 08, 2011
Trust	MILA III
Maturity Date	Dec. 31, 2026
MILA IV
Disclosure of trust activities [line items]
Date of Contract	Sep. 01, 2011
Trust	MILA IV
Maturity Date	Dec. 31, 2026
Financial trust contract | Financial guarantee contracts | Banco de Galicia y Bs.As. S.A. | GAS I
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 1,450,031
Financial trust contract | Financial guarantee contracts | Banco de Galicia y Bs.As. S.A. | GAS II
Disclosure of trust activities [line items]
Balances of Trust Funds	25,225,337
Financial trust contract | Financial guarantee contracts | Banco de Galicia y Bs.As. S.A. | MILA III
Disclosure of trust activities [line items]
Balances of Trust Funds	192,030
Financial trust contract | Financial guarantee contracts | Banco de Galicia y Bs.As. S.A. | MILA IV
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 38,841